Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting and conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”) and Article 8 of Regulation S-X of the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature.

Basis of Consolidation

Basis of Consolidation

The accompanying consolidated financial statements reflect all of our accounts, including those of our controlled subsidiaries. The portion of members’ capital (deficit) in controlled subsidiaries that are not attributable, directly or indirectly, to us are presented in noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

We have evaluated our economic interest in entities to determine if they are deemed to be variable interest entities (“VIEs”) and whether the entities should be consolidated. An entity is a VIE if it has any one of the following characteristics: (i) the entity does not have enough equity at risk to finance its activities without additional subordinated financial support; (ii) the at-risk equity holders, as a group, lack the characteristics of a controlling financial interest; or (iii) the entity is structured with non-substantive voting rights. The distinction between a VIE and other entities is based on the nature and amount of the equity investment and the rights and obligations of the equity investors. Fixed price purchase and renewal options within a lease, as well as certain decision-making rights within a loan or joint-venture agreement, can cause us to consider an entity a VIE. Limited partnerships and other similar entities that operate as a partnership will be considered VIEs unless the limited partners hold substantive kick-out rights or participation rights.

Significant judgment is required to determine whether a VIE should be consolidated. We review all agreements and contractual arrangements to determine whether (i) we or another party have any variable interests in an entity, (ii) the entity is considered a VIE, and (iii) which variable interest holder, if any, is the primary beneficiary of the VIE. Determination of the primary beneficiary is based on whether a party (a) has the power to direct the activities that most significantly impact the economic performance of the VIE, and (b) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

The following table presents the financial data of the consolidated VIEs included in the consolidated balance sheets as of December 31, 2022 and 2021, respectively (amounts in thousands):

	December 31, 2022	December 31, 2021
Assets
Real estate
Land	$24,967	$5,127
Building and improvements	11,297	10,226
Intangible assets	6,725	6,731
Real estate under construction	133,773	76,332
Total Real estate	176,762	98,416
Accumulated depreciation and amortization	(672)	(35)
Real estate, net	176,090	98,381
Cash and cash equivalents	124,159	188,608
Other assets	11,773	503
Total assets	$312,022	$287,492

Liabilities
Debt, net	$—	$10,790
Due to affiliates	4,399	305
Lease liabilities	5,350	—
Accounts payable	1,679	1,118
Accrued expenses and other liabilities	6,064	822
Total liabilities	$17,492	$13,035

An interest in a VIE requires reconsideration when an event occurs that was not originally contemplated. At each reporting period we will reassess whether there are any events that require us to reconsider our determination of whether an entity is a VIE and whether it should be consolidated.

Emerging Growth Company Status

Emerging Growth Company Status

We are an “emerging growth company,” as defined in the Jump Start Our Business Startups Act of 2012 (“JOBS Act”). Under Section 107 of the JOBS Act, emerging growth companies are permitted to use an extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended (the “Securities Act”), for complying with new or revised accounting standards that have different effective dates for public and private companies. We have elected to use the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company, or (ii) affirmatively and irrevocably opt out of the extended transition period provided in Section 7(a)(2)(B). By electing to extend the transition period for complying with new or revised accounting standards, our consolidated financial statements may not be comparable to the consolidated financial statements of companies that comply with public company effective dates.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and the accompanying notes to the financial statements. Actual results could materially differ from those estimates.

Segment Reporting

Segment Reporting

We operate in a single reportable segment which includes the development, redevelopment and managing of commercial real estate properties located within qualified opportunity zones. Therefore, we aggregate all of our real estate assets into one reportable segment.

Allocation of Purchase Price of Acquired Assets and Liabilities

Allocation of Purchase Price of Acquired Assets and Liabilities

Upon the acquisition of real estate properties we determine whether a transaction is a business combination, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, we account for the transaction as an asset acquisition. We capitalize acquisition-related costs and fees associated with our asset acquisitions, and expense acquisition-related costs and fees associated with business combinations.

It is our policy to allocate the purchase price of properties to acquired tangible assets, consisting of land, buildings, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the other value of in-place leases, certain development rights and the value of tenant relationships, based in each case on their fair values. The fair value of the tangible assets of an acquired property is determined by valuing the property as if it were vacant, which value is then allocated to land, buildings and improvements based on management’s determination of the fair values of these assets. We measure the aggregate value of other intangible assets acquired based on the difference between the property valued (i) with existing in-place leases, adjusted to market rental rates, and (ii) as if vacant. Other factors considered include an estimate of carrying costs during hypothetical expected lease-up periods considering current market conditions and costs to execute similar leases.

We consider information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, we include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up periods. We estimate costs to execute similar leases including leasing commissions and legal and other related expenses to the extent that such costs have not already been incurred in connection with a new lease origination as part of the transaction. In connection with the purchase of real property for development use, development rights are often transferred from one party to another to provide additional density. This transfer of rights allows an entity to permit, construct and develop additional dwelling units. Accordingly, we allocate a portion of the purchase price to these development right intangible assets based on the value attributed to the land of which we do not hold title to but are provided density transfer rights over. These rights are amortized to amortization expense over the useful life based on the respective contract. If the rights are transferred in perpetuity and there are no legal, regulatory, contractual, competitive, economic or other factors that limit its useful life, we consider the intangible asset indefinite-lived and therefore do not amortize.

The total amount of other intangible assets acquired are further allocated to in-place lease values and customer relationship intangible values based on management’s evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. We consider the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals (including those existing under the terms of the lease agreement), among other factors. We amortize the value of in-place leases to depreciation and amortization expense over the remaining term of the respective leases (as well as any applicable below market renewal options). The value of customer relationship intangibles will be amortized to expense over the initial term in the respective leases, but in no event will the amortization periods for the intangible assets exceed the remaining depreciable life of the building. Should a tenant terminate its lease, the unamortized portion of the in-place lease value and customer relationship intangibles would be charged to expense in that period.

The values of acquired above-market and below-market leases are determined based on our experience and the relevant facts and circumstances that existed at the time of the acquisitions and are recorded based on the present values (using discount rates which reflect the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the leases negotiated and in place at the time of acquisition of the properties, and (ii) our estimate of fair market lease rates for the properties or equivalent properties. Such valuations include consideration of the non-cancellable terms of the respective leases (as well as any applicable below market renewal options). The values of above and below-market leases associated with the original non-cancelable lease term are amortized to rental revenue over the terms of the respective non-cancelable lease periods. The portion of the values of the leases associated with below-market renewal options, that are likely to be exercised, are amortized to rental revenue over the respective renewal periods.

When we acquire leveraged properties, the fair value of the related debt instruments is determined using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. Such resulting premium or discount is amortized over the remaining term of the obligation and is included in Other income (expense) in our consolidated statements of operations. We also consider the value of the underlying collateral taking into account the quality of the collateral, the credit quality of the tenant, the time until maturity and the current interest rate.

The determination of the fair value of the assets and liabilities acquired requires the use of significant assumptions with regard to current market rental rates, discount rates and other variables.

Real Estate

Real Estate

Real estate is carried at cost, less accumulated depreciation. Expenditures which improve or extend the useful life of the assets are capitalized, while expenditures for maintenance and repairs, which do not extend lives of the assets, are charged to expense.

Deprecation is calculated using the straight-line method based on the estimated useful lives of the respective assets (not to exceed 40 years).

Project costs directly related to the construction and development of real estate projects (including but not limited to interest and related loan fees, property taxes, insurance and legal costs) are capitalized as a cost of the project. Indirect project costs that relate to projects are capitalized and allocated to the projects to which they relate. Pertaining to assets under development, capitalization begins when both direct and indirect project costs have been made and it is probable that development of the future asset is probable. If we suspend substantially all activities related to the project, we will cease cost capitalization of indirect costs until activities are resumed. We will not suspend cost capitalization for brief interruptions, interruptions that are externally imposed, or delays that are inherent in the development process unless there are other circumstances involved that warrant a judgmental decision to cease capitalization. In addition, capitalization of project costs will cease when the project is considered substantially completed and occupied, or ready for its intended use (but no later than one year from cessation of major construction activity). Upon substantial completion, depreciation of these assets will commence. If discrete portions of a project are substantially completed and occupied and other portions have not yet reached that stage, the substantially completed portions are accounted for separately. We allocate costs incurred between the portions under construction and the portions substantially completed and only capitalize those costs associated with the portions under construction.

Impairment of Long-Lived Asset

Impairment of Long-Lived Assets

We evaluate our tangible and identifiable intangible real estate assets for impairment when events such as delays or changes in development, declines in a property’s operating performance, deteriorating market conditions, or environmental or legal concerns bring recoverability of the carrying value of one or more assets into question. When qualitative factors indicate the possibility of impairment, the total undiscounted cash flows of the property, including proceeds from disposition, are compared to the net book value of the property. If the carrying value of the asset exceeds the undiscounted cash flows of the assets, an impairment loss is recorded in earnings equal to the shortage of the book value to fair value, calculated as the discounted net cash flows of the property.

Abandoned Pursuit Costs

Abandoned Pursuit Costs

Pre-development and due diligence costs incurred in pursuit of new development and acquisition opportunities, which we deem to be probable will be capitalized in Other assets in our consolidated balance sheets. If the development acquisition opportunity is not probable or the status of the project changes such that it is deemed no longer probable, the costs incurred will be expensed.

Loans Receivable

Loans Receivable

We evaluate our loans receivable on a periodic basis to assess whether there are any indicators that the value may be impaired. A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due from the borrower in accordance with the original contractual terms of the loan. If a loan receivable is deemed impaired, we would be required to establish a reserve for losses in an amount deemed to be both probable and reasonably estimable.

Interest income on real estate loans and notes receivable is recognized on an accrual basis over the lives of the loans or notes. We stop accruing interest on loans when circumstances indicate that it is probable that the ultimate collection of all interest due according to the loan agreement will not be realized.

Initial Direct Cost

Initial Direct Costs

Initial direct costs are incremental costs of a lease that would not have been incurred had the lease not been executed. Such costs include lease incentives and leasing commissions. Costs incurred to obtain tenant leases are amortized using the straight-line method over the term of the related lease agreement. If the lease is terminated early, the remaining unamortized deferred leasing cost is written off. Initial direct costs are capitalized in Other assets in our consolidated balance sheets.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs include fees and other expenditures necessary to obtain debt financing and are amortized on a straight-line basis, which approximates the effective interest method, over the term of the loan. In situations where financing is in place, deferred financing costs are generally presented as a direct deduction from the related debt liability and any unamortized financing costs are generally charged to earnings when debt is retired before the maturity date. Deposits for pending financings are presented within Other assets in our consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in major financial institutions, cash on hand and liquid investments with original maturities of three months or less. Cash balances may at times exceed federally insurable limits per institution, however, we deposit our cash and cash equivalents with high credit-quality institutions to minimize credit risk exposure.

Restricted Cash

Restricted Cash

Restricted cash consists of amounts required to be reserved pursuant to contractual obligations and lender agreements for debt service. The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within our consolidated balance sheets to our consolidated statements of cash flows (amounts in thousands):

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$143,467	$192,131
Restricted cash (1)	1,500	215
Total cash and cash equivalents and restricted cash	$114,967	$192,346

(1)	Restricted cash is included within Other assets in our consolidated balance sheets.

Subscriptions Receivable

Subscriptions Receivable

Subscriptions receivable consists of units that have been issued with subscriptions that have not yet settled. As of December 31, 2022 and 2021, there was approximately zero and $20.3 million, respectively, in subscriptions that had not yet settled. All of these funds were settled prior to the filing of this report. Subscriptions receivable are carried at cost which approximates fair value.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between marketplace participants at the measurement date under current market conditions (i.e., the exit price).

We categorize our financial instruments, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Quoted market prices in active markets for identical assets or liabilities.

Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).

Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation.

Non-controlling Interest

Non-controlling Interest

A non-controlling interest in a subsidiary (minority interest) is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company’s equity. In addition, consolidated net loss is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net loss attributable to the parent and the noncontrolling interests are required to be disclosed on the face of the consolidated statements of operations.

Organization, Primary Offering and Other Operating Costs

Organization, Primary Offering and Other Operating Costs

Organization costs are expensed as incurred. Offering expenses include, without limitation, legal, accounting, printing, mailing and filing fees and expenses, of our escrow agent and transfer agent. Offering costs, when incurred, will be charged to members’ equity against the gross proceeds of an offering. Our Primary Offering costs for the years ended December 31, 2022 and 2021 were $0.6 million and $0.6 million, respectively, of which less than $0.1 million and $0.1 million, respectively, was unpaid and represents a non-cash financing activity. We became liable to reimburse our Manager and its affiliates, including our Sponsor, when the first closing was held in connection with our Primary Offering, which occurred in October 2021.

Pursuant to a management agreement by and among the Company, our Operating Companies and our Manager (the “Management Agreement”), we reimburse our Manager, Sponsor, and their respective affiliates, for actual expenses incurred on our behalf of in connection with the selection, acquisition or origination of an investment, whether or not we ultimately acquire or originate the investment. We also reimburse our Manager, Sponsor, and their respective affiliates, for out-of-pocket expenses paid to third parties in connection with providing services to us. Pursuant to the employee and cost sharing agreement by and among the Company, our Operating Companies, our Manager and our Sponsor (the “Employee and Cost Sharing Agreement”), we reimburse our Sponsor and Manager for expenses incurred for our allocable share of the salaries, benefits and overhead of personnel providing services to us. The expenses are payable, at the election of the recipient, in cash, by issuance of our Class A units at the then-current NAV, or through some combination of the foregoing.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Below-market rent liabilities, net were previously presented separately, but are now included within Lease liabilities in the consolidated balance sheets.

Risks and Uncertainties

Risks and Uncertainties

Demand for multifamily and mixed-use rental properties is subject to uncertainty as a result of a number of factors, including, among others, increasing interest rates, the availability of credit, higher rates of inflation, the rate of unemployment, ongoing supply chain disruptions, and the continuing impact of COVID-19. The potential effect of these and other factors presents material uncertainty and risk with respect to our future performance and financial results, including the potential to negatively impact our cost of operations, our financing arrangements, the value of our investments, and the laws, regulations, and government and regulatory policies applicable to us. We are closely monitoring the potential impact of these and other factors on all aspects of our investments and operations.

Other Assets and Liabilities

Other Assets and Liabilities

Other assets in our consolidated balance sheets include our transaction costs pertaining to our deal pursuits, restricted cash, interest on loan receivables, property deposits, capitalized leasing commissions, corporate fixed assets, utility deposits, prepaid expenses, and accounts receivable. We include accrued expenses, straight-line lease liabilities, prepaid rent, leasing commissions payables and security deposits payable in Accrued expenses and other liabilities in our consolidated balance sheets.

Income Taxes

Income Taxes

We intend to operate in a manner that will allow us to qualify as a partnership for U.S. federal income tax purposes. Generally, an entity that is treated as a partnership for U.S. federal income tax purposes is not a taxable entity and incurs no U.S. federal income tax liability. Accordingly, no provision for U.S. federal income taxes has been made in our consolidated financial statements. If we fail to qualify as a partnership for U.S. federal income tax purposes in any taxable year, and if we are not entitled to relief under the Code for an inadvertent termination of our partnership status, we will be subject to federal and state income tax on our taxable income at regular corporate income tax rates.

Loss Per Unit

Loss Per Unit

Loss per unit represents both basic and dilutive per-unit amounts for the period presented in our consolidated financial statements. Basic and diluted loss per unit is calculated by dividing Net loss attributable to the Company by the weighted-average number of Class A units outstanding during the year.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), codified as Accounting Standard Codification (“ASC”) Topic 842, and subsequently amended by ASU 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842, ASU 2018-10, Codification Improvements to Topic 842, Leases, ASU 2018-11, Leases (Topic 842): Targeted Improvements, ASU 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessor, ASU 2019-01, Leases (Topic 842): Codification Improvements, ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities, and ASU No. 2021-05, Leases (Topic 842): Lessors – Certain Leases with Variable Lease Payments (collectively “ASC 842”), which superseded ASC Topic 840, Leases. ASC 842 amended the accounting standards for lease accounting, including requiring lessees to recognize most leases on their balance sheets and making targeted changes to lessor accounting. ASC 842 requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. As an emerging growth company, we are permitted, and have elected, to use an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. For private companies, ASC 842 is effective for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022.

We adopted ASC 842 for our annual period beginning January 1, 2022 (the “Date of Adoption”) using the modified retrospective method—applying the transition provisions at the beginning of the period of adoption rather than at the beginning of the earliest comparative period presented. We elected and applied the optional package of practical expedients permitted under ASC 842’s transition guidance, which allowed us to not reassess whether existing arrangements contain leases, lease classification, and initial direct costs. The adoption of ASC 842 did not result in a cumulative effect adjustment to the opening balance of retained earnings as of January 1, 2022.

As a Lessee: Right-of-use (“ROU”) assets represent our right to use an underlying asset over the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. We determine if an arrangement contains a lease at contract inception and determine the classification of the lease at commencement. Operating lease ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. We do not include renewal options in the lease term when calculating the lease liability unless we are reasonably certain we will exercise the option. Variable lease payments are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For determining the present value of lease payments, we use the discount rate implicit in the lease when readily determinable. As the implicit rate within our operating leases is generally not determinable, we use an incremental borrowing rate at the lease commencement date to determine the present value of lease payments. The determination of our incremental borrowing rate requires judgment. We determine our incremental borrowing rate for each lease using estimated baseline borrowing rate plus a spread. The rates are then adjusted for various factors, including level of collateralization and lease term.

On the Date of Adoption, we recognized a $1.8 million ROU operating asset and a $1.2 million corresponding lease liability for the only ground lease arrangement for which we were a lessee. The recognition of the aforementioned ROU operating asset and lease liability included the reclassification of our ground lease purchase option, and deferred rent from Intangible Assets in our consolidated balance sheet, as of the Date of Adoption, to ROU asset (a net reclassification of $0.6 million). The settlement date to close on the exercised purchase option on our ground lease was extended in December 2022 (the “Remeasurement Date”) to April 30, 2023. Accordingly, as of the remeasurement date on December 29, 2022, we reclassified this contract from an operating lease to a finance lease and recorded a finance lease liability. See “Note 4 – Leases” for additional details regarding the presentation of these amounts in our consolidated balance sheet.

Additionally, the Company will not recognize a lease liability or ROU asset for any short-term lease (defined as a lease that, at commencement date, has a term of 12 months of less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise) and will recognize lease payments on a straight-line basis over the lease term.

As a Lessor: A practical expedient under ASC 842 allows lessors to combine non-lease components (lease arrangements that include common area maintenance services) with related lease components (lease revenue), if both the timing and pattern of transfer are the same for the non-lease component and related lease component, the lease component is the predominant component, and the lease component would otherwise be classified as an operating lease. We elected this practical expedient. For (i) operating lease arrangements involving real estate that include common area maintenance services and (ii) all real estate arrangements that include real estate taxes and insurance costs, we present these amounts within Rental revenue in our consolidated statements of operations. We record amounts reimbursed by the lessee in the period in which the applicable expenses are incurred. As a result, we were not impacted by this change.

Under ASC 842, lessors are allowed to only capitalize incremental direct leasing costs.

ASC 326 - Financial Instruments — Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 introduces a new model for estimating credit losses based on current expected credit losses for certain types of financial instruments, including loans receivable, held-to-maturity debt securities, and net investments in direct financing leases, amongst other financial instruments. ASU 2016-13 also modifies the impairment model for available-for-sale debt securities and expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance for losses. As an emerging growth company, we are permitted, and have elected, to use an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. For private companies, ASU 2016-13 will be effective for annual reporting periods beginning after December 15, 2022, including interim periods within those fiscal years. We do not expect the adoption of ASU 2016-13 to have a material impact in our consolidated financial statements.